Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
Related Individuals
Ali Bouzarif	Revenue share	(335,337)	(400,772)	22,908	(532,073)

				22,908	(532,073)

Amounts owed to group’s associates and JVs
Queensgate Investments 1 Sarl	Loan payable	—	—	(5,625)	(5,625)
Queensgate Investments II GP LLP	Loan payable	—	—	(178,149)	(178,149)
Alvarium Wealth (NZ) Limited	Fees payable	—	—	—	(34,113)
Alvarium Investments (NZ) Limited	Fees payable	—	—	—	(137,497)
Alvarium Capital Partners Limited	Expenses payable	—	—	—	(16)
Alvarium Capital Partners Limited	Fees payable	—	—	—	(233,663)
Alvarium Investment Managers (Suisse)	Fees payable	(74,016)	—	(24,568)	—
Cresco Capital Advisors LLP	Fees payable	18,000	18,000	—	(7,200)
Pointwise Partners	Fees payable	(1,360,302)	(874,101)	(618,817)	(152,742)

Total				(827,159)	(749,005)

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
Amounts owed by group’s associates and JVs
Alvarium Capital Partners Limited	Fees receivable	—	—	—	10,000
Alvarium Capital Partners Limited	Expenses receivable	—	12,523	—	15,881
Alvarium Core Partners LLP	Expenses receivable	2,488	2,590	7,570	5,081
Alvarium Investment Managers (Suisse)	Expenses receivable	17,226	1,497	21,436	9,115
Alvarium Investments (Aus) Pty Ltd	Loan receivable	114,574	26,342	560,095	445,342
Alvarium Investments (Aus) Pty Ltd	Expenses receivable	30,965	—	32,013	1,048
Alvarium Investments (NZ) Limited	Loan receivable	—	—	—	1,434,572
Alvarium Investments (NZ) Limited	Expenses receivable	—	38,538	—	85,565
Alvarium Osesam	Expenses receivable	87,739	77,050	147,093	53,545
Bluestar Advisors	Fees receivable	7,500	7,500	9,000	—
Bluestar Advisors	Expenses receivable	2,239	748	3,404	1,256
Casteel Capital LLP	Fees receivable	37,800	37,800	37,800	5,170
Casteel Capital LLP	Expenses receivable	2,697	1,002	283	2,534
CRE Sarl	Fees receivable	15,033	75,038	—	9,933
CRE Sarl	Expenses receivable	—	—	6,785	6,498
Cresco Capital Urban Yurt Holdings 2 Sarl	Expenses receivable	—	—	1,829	1,752
Cresco Immobilien Verwaltungs	Loan receivable	—	—	414,522	396,990
Cresco Immobilien Verwaltungs	Loan interest	23,923	24,270	139,393	109,744
Cresco Urban Yurt Sarl	Loan receivable	—	(14,546)	29,033	27,805
Cresco Urban Yurt Sarl	Loan interest	1,571	(16,382)	2,673	1,000
Hadley DM Services Limited	Loan receivable	(168,896)	(62,607)	530,000	698,896
Hadley DM Services Limited	Loan interest	(18,604)	23,327	99,588	118,192
NZ PropCo	Fees receivable	—	—	—	100,985
Osprey Equity Partners Limited	Loan receivable	—	77,000	259,246	259,246
Osprey Equity Partners Limited	Expenses receivable	21,013	7,080	28,138	7,125
Pointwise Partners	Fees receivable	156,418	64,105	182,708	24,022
Pointwise Partners	Expenses receivable	42,347	29,645	231,386	189,041
Pointwise Partners	Loan receivable	976,461	934,705	2,726,658	1,750,197
Queensgate Investments LLP	Expenses receivable	171	705	1,437	1,266

Total				5,472,090	5,771,801

Amounts owed to/(from) other entities
LJ Maple Duke Holdings Limited	Loan receivable	—	—	285,000	285,000
LJ Maple St Johns Wood Limited	Loan receivable	—	—	183,306	183,306
LJ Maple Kensington Limited	Loan receivable	—	—	23,020	23,020
LJ Maple Belgravia Limited	Cash advances	—	3,430	3,430	3,430
LJ Maple Kensington Limited	Cash advances	—	41,699	41,699	41,699
LJ Maple Limited	Cash advances	—	119,119	119,119	119,119
LJ Maple St Johns Wood Limited	Cash advances	—	75,510	75,510	75,510

		Transaction value		Balance
Related Party	Nature of RPT	Q3 2022	Q3 2021	Q3 2022	Q4 2021
LJ Maple Abbey Limited	Cash advances	—	85,850	85,850	85,850
LJ Maple Chelsea Limited	Cash advances	—	119,010	119,010	119,010
LJ Maple Hill Limited	Cash advances	—	136,567	136,567	136,567
LJ Maple Tofty Limited	Cash advances	—	231,186	231,186	231,186
LJ Maple Kew Limited	Cash advances	—	4,441	4,441	4,441
LJ Maple Nine Elms Limited	Cash advances	—	(108,864)	(108,864)	(108,864)
LJ Maple Hamlet Limited	Cash advances	—	(66,937)	(66,937)	(66,937)
LJ Maple Circus Limited	Cash advances	—	(25,228)	(25,228)	(25,228)
LJ Maple Duke Limited	Cash advances	—	(1,618)	(1,618)	(1,618)
Stratford Corporate Trustees Ltd	Expenses receivable	54,560	70,742	—	21,000
Lepe Partners LLP	Expenses payable	—	(195)	—	—

Total				1,105,491	1,126,491

32.	Related party transactions
During the year the Group entered into the following transactions with related parties:

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Related Individuals
Ali Bouzarif	Revenue share	(532,073)	—	—	(532,073)	—

					(532,073)	—

Amounts owed to group’s associates and JVs
Non-Executive Director of a trading subsidiary	Fees payable	—	(4,000)	—		(2,000)
Queensgate Investments 1 Sarl	Loan payable	—	—	—	(5,625)
Queensgate Investments II GP LLP	Loan payable	—	—	—	(178,149)	(178,149)
Alvarium Wealth (NZ) Limited	Fees payable	(60,378)	—	—	(34,113)	—
Alvarium Investments (NZ) Limited	Fees payable	(137,497)	(349,094)	—	(137,497)	—
Alvarium Capital Partners Limited	Expenses payable	218	—	—	(16)	—
Alvarium Capital Partners Limited	Expenses receivable	—	—	—	—	52,376
Alvarium Capital Partners Limited	Loan payable	—	—	180,000	(63,385)	(63,385)
Alvarium Capital Partners Limited	Fees payable	(562,888)	(15,519)	—	(170,278)	—
Alvarium Investment Managers (Suisse)	Fees payable	(55,623)	23,252	(83,315)	—	(33,124)

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Cresco Urban Yurt SLP	Loan receivable	(89,944)	—	—	—	71,524
Hadley DM Services Limited	Loan receivable	(62,606)	(258,079)	—	698,896	761,502
Hadley DM Services Limited	Loan interest	32,665	60,385	68,166	118,192	85,527
Hadley Property Group Limited	Loan receivable	—	—	—	—	40,000
Hadley Property Group Limited	Loan interest	—	3,671	4,000	—	29,413
NZ PropCo	Fees receivable	100,985	—	—	100,985	—
Osprey Equity Partners Limited	Loan receivable	(26,479)	222,224	63,500	259,246	285,724
Osprey Equity Partners Limited	Expenses receivable	—	—	—	7,125	—
Pointwise Partners	Fees receivable	213,063	—	—	213,063	—
Pointwise Partners	Loan receivable	972,157	778,040	—	1,750,197	778,040
Queensgate Investments LLP	Expenses receivable	—	—	—	1,261	382

Total					5,771,802	4,669,533

Amounts owed to/(from) other entities
LJ Maple Duke Holdings Limited	Loan receivable	—	—	—	285,000	285,000
LJ Maple St Johns Wood Limited	Loan receivable	—	—	—	183,306	183,306
LJ Maple Kensington Limited	Loan receivable	—	—	—	23,020	23,020
LJ Maple Belgravia Limited	Cash advances	3,430	—	—	3,430	—
LJ Maple Kensington Limited	Cash advances	41,699	—	—	41,699	—
LJ Maple Limited	Cash advances	42,367	—	—	119,119	76,752
LJ Maple St Johns Wood Limited	Cash advances	75,510	—	—	75,510	—
LJ Maple Abbey Limited	Cash advances	85,850	—	—	85,850	—
LJ Maple Chelsea Limited	Cash advances	119,010	—	—	119,010	—
LJ Maple Hill Limited	Cash advances	136,567	—	—	136,567	—
LJ Maple Tofty Limited	Cash advances	231,186	—	—	231,186	—
LJ Maple Nine Elms Limited	Cash advances	(108,864)	—	—	(108,864)	—
LJ Maple Hamlet Limited	Cash advances	(66,937)	—	—	(66,937)	—
LJ Maple Circus Limited	Cash advances	(25,228)	—	—	(25,228)	—
LJ Maple Duke Limited	Cash advances	(1,618)	—	—	(1,618)	—
Stratford Corporate Trustees Ltd	Expenses receivable	—	21,000	—	21,000	21,000

		Transaction value			Balance
Related Party	Nature of RPT	2021	2020	2019	2021	2020
Lepe Partners LLP	Expenses payable	342	(6,080)	—	—	(6,080)
Wyndham Capital Management Limited	Fees payable	—	(350,249)	(348,125)	—	—

Total					1,122,050	582,998